LOANS AND FINANCING - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LOANS AND FINANCING
Principal amount of loans and Financing	R$ 12,958,565	R$ 13,178,457
Interest accrued of loans and Financing	180,258	189,384
Total Loans and Financing	R$ 13,138,823	R$ 13,367,841